ISSUED CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2025
ISSUED CAPITAL AND RESERVES
ISSUED CAPITAL AND RESERVES	ISSUED CAPITAL AND RESERVES
The following table details the common shares of the Company as of December 31:

	2025	2024

Authorized common shares (nominal value of US$0.001 per share)	1,849,190,667	1,849,190,667

Issued shares, including 130,003,933 (2024: 83,706,608) shares held by a subsidiary of the Company*	1,849,190,667	1,849,190,667

*Refer to Note 24—Related parties of these consolidated financial statements for further details.
The holders of common shares are, subject to our bye-laws and Bermuda law, generally entitled to enjoy all the rights attaching to common shares. All issued shares are fully paid-up.
VEON’s buyback programs
VEON’s Board of Directors approved a share buyback program of up to US$100 on July 31, 2024. On December 9, 2024, VEON announced that its Board of Directors approved the commencement of the first phase of its share buyback program with respect to VEON Ltd.'s ADS. The first phase of the share buyback program was for an amount of up to US$30 and was completed on January 27, 2025. An aggregate of 17,370,400 shares were repurchased, of which 12,346,225 were repurchased for US$22 during the year ended December 31, 2025.
In March 2025, VEON commenced its second phase of the share buyback program and up to US$35 of shares was approved to be repurchased and was completed on May 21, 2025. During the year ended December 31, 2025, a total of 18,300,375 shares were repurchased related to the second phase for a total of US$35.
On June 16, 2025, VEON announced that it would shortly commence the third phase of the share buyback program and up to US$35 was approved. During the year ended December 31, 2025, a total of 18,075,675 shares were repurchased related to the third phase for a total of US$35. Cumulatively, all three phases of the program have resulted in the repurchase of 53,746,450 shares (which is the equivalent to 2,149,858 ADSs) for a cumulative amount of US$100.
On November 17, 2025, VEON announced that its Board of Directors authorized the commencement of a new buyback program. This buyback program enables the Company to buy back ADSs and/or outstanding bonds in an amount up to US$100. The final allocation between equity and debt securities will be determined by prevailing market conditions. During the year ended December 31, 2025, a total of 6,097,300 shares were repurchased for a total of US$13.
As of December 31, 2025, the Company’s largest shareholders and remaining free float are as follows whereby the common share to ADS ratio is 25:1:

Shareholder	Number of common shares	% of common and voting shares
L1T VIP Holdings S.à r.l. (“LetterOne”)	840,625,000	45.5%
Stichting Administratiekantoor Mobile Telecommunications Investor *	145,947,550	7.9%
Lingotto Investment Management LLP	151,102,350	8.2%
Shah Capital Management Inc.	123,597,250	6.7%
Free float, including 130,003,933 shares held by a subsidiary of the Company	587,918,517	31.8%
Total outstanding common shares	1,849,190,667	100.0%
* LetterOne is the holder of the depositary receipts issued by Stichting and is therefore entitled to the economic benefits (dividend payments, other distributions and sale proceeds) of such depositary receipts and, indirectly, of the 145,947,550 common shares represented by the depositary receipts. According to the conditions of administration entered into between Stichting and LetterOne (“Conditions of Administration”) in connection with the transfer of 145,947,550 common shares from LetterOne to Stichting on March 29, 2016, Stichting has the power to vote and direct the voting of, and the power to dispose and direct the disposition of, the ADSs, in its sole discretion, in accordance with the Conditions of Administration and Stichting’s articles of association.
Nature and purpose of reserves
Other capital reserves are mainly used to recognize the results of transactions that do not result in a change of control with non-controlling interest (see Note 16—Investment in subsidiaries of these consolidated financial statements). The foreign currency translation reserve is used to record exchange differences arising from the translation of the financial statements of foreign subsidiaries, net of any related hedging activities (see Note 18—Investments, debt and derivatives of these consolidated financial statements).